Drilling rigs (Details) - Drilling units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 4,116.1	$ 4,079.7
Accumulated depreciation	(1,378.1)	(1,156.2)
Net book value	2,738.0	2,923.5
Depreciation and amortization expense	$ 221.9	$ 212.2	$ 188.0